AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 50.3%
Communications Equipment – 4.1%
Arista Networks, Inc.(a)	20,029	$7,077,848
Calix, Inc.(a)	78,028	2,905,763
Ciena Corp.(a)	42,177	2,431,504
Lumentum Holdings, Inc.(a)	70,930	4,086,277

		16,501,392

Electronic Equipment, Instruments & Components – 2.6%
Coherent Corp.(a)	25,610	1,996,299
Flex Ltd.(a)	116,820	3,795,482
Hon Hai Precision Industry Co., Ltd.	369,000	2,128,181
Keyence Corp.	5,230	2,500,328

		10,420,290

IT Services – 1.4%
EPAM Systems, Inc.(a)	15,170	3,045,529
Shopify, Inc. - Class A(a)	32,536	2,409,942

		5,455,471

Semiconductors & Semiconductor Equipment – 26.8%
Advanced Micro Devices, Inc.(a)	40,398	6,001,527
Advantest Corp.	101,100	4,611,140
Analog Devices, Inc.	16,866	3,960,811
Applied Materials, Inc.	27,296	5,384,409
ARM Holdings PLC (ADR)(a)	41,013	5,449,808
ASML Holding NV	4,501	4,045,511
Broadcom, Inc.	36,713	5,977,611
Camtek Ltd./Israel	30,621	2,787,123
Cirrus Logic, Inc.(a)	23,435	3,414,245
Disco Corp.	12,317	3,608,689
Enphase Energy, Inc.(a)	17,145	2,075,231
Infineon Technologies AG	55,231	2,017,461
Marvell Technology, Inc.	45,455	3,465,489
Monolithic Power Systems, Inc.	5,145	4,808,929
NVIDIA Corp.	157,791	18,835,512
ON Semiconductor Corp.(a)	50,165	3,906,349
QUALCOMM, Inc.	23,002	4,032,251
Silicon Laboratories, Inc.(a)	16,699	1,976,661
Taiwan Semiconductor Manufacturing Co., Ltd.	339,607	10,021,538
Teradyne, Inc.	42,243	5,775,885
Texas Instruments, Inc.	29,241	6,267,516

		108,423,696

Software – 11.7%
Adobe, Inc.(a)	9,788	5,622,325
Atlassian Corp., Ltd. - Class A(a)	12,319	2,040,026
Bentley Systems, Inc. - Class B	42,811	2,203,482
Braze, Inc. - Class A(a)	90,268	4,042,201
Crowdstrike Holdings, Inc. - Class A(a)	7,378	2,045,772
Fortinet, Inc.(a)	53,883	4,133,365
HubSpot, Inc.(a)	6,349	3,168,596

Company	Shares	U.S. $ Value

Intuit, Inc.	3,021	$1,904,016
JFrog Ltd.(a)	87,504	2,429,111
Microsoft Corp.	7,558	3,152,744
Monday.com Ltd.(a)	8,342	2,218,054
Oracle Corp.	28,418	4,015,179
Palantir Technologies, Inc. - Class A(a)	75,623	2,380,612
Procore Technologies, Inc.(a)	31,992	1,896,166
Samsara, Inc. - Class A(a)	53,474	2,196,177
Synopsys, Inc.(a)	7,775	4,039,735

		47,487,561

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	53,857	12,333,253
Samsung Electronics Co., Ltd.	48,791	2,713,756

		15,047,009

		203,335,419

Industrials – 16.1%
Aerospace & Defense – 3.3%
BAE Systems PLC	232,325	4,161,692
Howmet Aerospace, Inc.	44,464	4,297,890
Rolls-Royce Holdings PLC(a)	777,370	5,071,515

		13,531,097

Building Products – 1.0%
Trane Technologies PLC	10,691	3,866,507

Construction & Engineering – 0.7%
Quanta Services, Inc.	9,857	2,711,956

Electrical Equipment – 6.1%
ABB Ltd. (REG)	89,318	5,121,454
Eaton Corp. PLC	12,649	3,882,358
Emerson Electric Co.	34,325	3,617,512
Legrand SA	35,808	4,011,150
Prysmian SpA	58,847	4,129,733
Schneider Electric SE	15,688	3,988,751

		24,750,958

Ground Transportation – 0.6%
Uber Technologies, Inc.(a)	31,400	2,296,282

Industrial Conglomerates – 0.9%
Honeywell International, Inc.	18,480	3,842,177

Machinery – 3.5%
Harmonic Drive Systems, Inc.	145,500	3,497,476
Mitsubishi Heavy Industries Ltd.	348,100	4,643,963
Westinghouse Air Brake Technologies Corp.	24,168	4,098,168
Xylem, Inc./NY	14,540	1,999,686

		14,239,293

		65,238,270

Health Care – 15.4%
Biotechnology – 2.2%
AbbVie, Inc.	20,314	3,987,841

Company	Shares	U.S. $ Value

Moderna, Inc.(a)	5,590	$432,666
Regeneron Pharmaceuticals, Inc.(a)	3,597	4,261,330

		8,681,837

Health Care Equipment & Supplies – 6.0%
Abbott Laboratories	27,367	3,099,860
Boston Scientific Corp.(a)	77,284	6,321,058
Hoya Corp.	37,300	5,275,873
Intuitive Surgical, Inc.(a)	12,661	6,237,189
Stryker Corp.	8,624	3,108,262

		24,042,242

Life Sciences Tools & Services – 4.9%
Charles River Laboratories International, Inc.(a)	15,867	3,137,699
Illumina, Inc.(a)	17,939	2,357,185
IQVIA Holdings, Inc.(a)	15,452	3,886,951
Lonza Group AG (REG)	9,140	5,985,248
Thermo Fisher Scientific, Inc.	7,394	4,547,828

		19,914,911

Pharmaceuticals – 2.3%
Eli Lilly & Co.	4,918	4,721,378
Novo Nordisk A/S - Class B	33,678	4,688,412

		9,409,790

		62,048,780

Communication Services – 7.3%
Entertainment – 3.4%
Netflix, Inc.(a)	8,261	5,793,852
Spotify Technology SA(a)	11,978	4,107,017
Take-Two Interactive Software, Inc.(a)	23,827	3,853,064

		13,753,933

Interactive Media & Services – 3.3%
Alphabet, Inc. - Class A	22,533	3,681,441
Meta Platforms, Inc. - Class A	18,718	9,757,881

		13,439,322

Media – 0.6%
Trade Desk, Inc. (The) - Class A(a)	22,241	2,324,852

		29,518,107

Consumer Discretionary – 5.2%
Automobiles – 1.2%
Tesla, Inc.(a)	23,100	4,945,941

Broadline Retail – 2.5%
Amazon.com, Inc.(a)	27,981	4,994,609
MercadoLibre, Inc.(a)	2,378	4,902,627

		9,897,236

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 1.5%
Airbnb, Inc. - Class A(a)	6,606	$774,950
Booking Holdings, Inc.	519	2,028,890
DoorDash, Inc. - Class A(a)	15,651	2,014,440
Meituan - Class B(a) (b)	89,100	1,350,139

		6,168,419

		21,011,596

Utilities – 2.5%
Electric Utilities – 1.3%
NextEra Energy, Inc.	66,764	5,375,170

Independent Power and Renewable Electricity Producers – 1.2%
Vistra Corp.	56,785	4,851,142

		10,226,312

Energy – 1.0%
Energy Equipment & Services – 1.0%
Baker Hughes Co.	112,031	3,940,130

Materials – 0.5%
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	43,805	1,939,686

Total Common Stocks (cost $323,660,645)		397,258,300

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(c) (d) (e) (cost $7,414,872)	7,414,872	7,414,872

Total Investments – 100.1% (cost $331,075,517)(f)		404,673,172
Other assets less liabilities – (0.1)%		(458,960)

Net Assets – 100.0%		$404,214,212

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the market value of this security amounted to $1,350,139 or 0.3% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $77,313,222 and gross unrealized depreciation of investments was $(3,715,567), resulting in net unrealized appreciation of $73,597,655.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Active ETFs, Inc.

AB Disruptors ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$176,420,032	$26,915,387	$—	$203,335,419
Industrials	38,753,419	26,484,851	—	65,238,270
Health Care	52,084,495	9,964,285	—	62,048,780
Communication Services	29,518,107	—	—	29,518,107
Consumer Discretionary	21,011,596	—	—	21,011,596
Utilities	10,226,312	—	—	10,226,312
Energy	3,940,130	—	—	3,940,130
Materials	1,939,686	—	—	1,939,686
Short-Term Investments	7,414,872	—	—	7,414,872

Total Investments in Securities	341,308,649	63,364,523	—	404,673,172
Other Financial Instruments(a)	—	—	—	—

Total	$341,308,649	$63,364,523	$—	$404,673,172

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,545	$128,120	$122,250	$7,415	$226